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May 24, 2006

BY EDGAR TRANSMISSION

Securities and Exchange Commission
Station Place, 100 F Street, N.E.
Washington, D.C. 20549

Iron Acquisition Corporation
Amendment No. 20 to Tender Offer Statement on Schedule TO

Ladies and Gentlemen:

        On behalf of Iron Acquisition Corporation, a Delaware corporation ("Purchaser"), and BASF Aktiengesellschaft, a stock corporation organized under the laws of the Federal Republic of Germany ("Parent"), transmitted herewith via the Securities and Exchange Commission's (the "Commission") EDGAR system for filing, pursuant to Regulation 14D under the Securities Exchange Act of 1934, as amended, is Amendment No. 20 (the "Amendment") to the Tender Offer Statement on Schedule TO filed with the Commission on January 9, 2006, as amended by Amendments No. 1 through 19 (as so amended, the "Statement"), by Purchaser and Parent. The Statement relates to an offer by Purchaser to purchase all the issued and outstanding shares of common stock, par value $1.00 per share, of Engelhard Corporation, a Delaware corporation (the "Company"), and the associated Series A Junior Participating Preferred Stock purchase rights issued pursuant to the Rights Agreement, dated as of October 1, 1998, between the Company and ChaseMellon Shareholder Services, L.L.C., as Rights Agent.

        A copy of this letter, together with a copy of the Amendment, is being sent by overnight delivery to the Company at its principal executive office and by e-mail to the New York Stock Exchange.

        Please direct any questions or comments to Peter Lyons at (212) 848-7666 or me at (212) 848-7017.

Very truly yours,
/s/ Nathan D. Sawyer Nathan D. Sawyer

Enclosure

cc:	Engelhard Corporation 101 Wood Avenue Iselin, New Jersey 08830 Attention: Mr. Barry W. Perry

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